SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total Direct Revenue	$ 2,391,269	$ 2,051,258	$ 1,729,850
Tinder
Disaggregation of Revenue [Line Items]
Total Direct Revenue	1,355,400	1,152,045	805,316
Other brands
Disaggregation of Revenue [Line Items]
Total Direct Revenue	989,324	855,129	871,855
Direct Revenue
Disaggregation of Revenue [Line Items]
Total Direct Revenue	2,344,724	2,007,174	1,677,171
Indirect Revenue (principally advertising revenue)
Disaggregation of Revenue [Line Items]
Total Direct Revenue	46,545	44,084	52,679
North America | Direct Revenue
Disaggregation of Revenue [Line Items]
Total Direct Revenue	1,185,307	1,024,161	902,478
International | Direct Revenue
Disaggregation of Revenue [Line Items]
Total Direct Revenue	$ 1,159,417	$ 983,013	$ 774,693